Registration Nos. 333-37314

811-09945

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 23	☒

(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST IV

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Copy to:
Coleen Downs Dinneen, Esq. NGAM Distribution, L.P. 399 Boylston Street Boston, Massachusetts 02116		John M. Loder, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02116
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of May 2013.

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By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta David L. Giunta	President, Chief Executive Officer and Trustee	May 22, 2013

/s/ Michael C. Kardok Michael C. Kardok	Treasurer	May 22, 2013

Charles D. Baker* Charles D. Baker	Trustee	May 22, 2013

Robert J. Blanding* Robert J. Blanding	Trustee	May 22, 2013

Daniel M. Cain* Daniel M. Cain	Trustee	May 22, 2013

Kenneth A. Drucker* Kenneth A. Drucker	Trustee	May 22, 2013

Edmond J. English* Edmond J. English	Trustee	May 22, 2013

John T. Hailer* John T. Hailer	Trustee	May 22, 2013

Wendell J. Knox* Wendell J. Knox	Trustee	May 22, 2013

Martin T. Meehan* Martin T. Meehan	Trustee	May 22, 2013

Sandra O. Moose* Sandra O. Moose	Trustee, Chairperson of the Board	May 22, 2013

Erik R. Sirri* Erik R. Sirri	Trustee	May 22, 2013

Peter J. Smail* Peter J. Smail	Trustee	May 22, 2013

Cynthia L. Walker* Cynthia L. Walker	Trustee	May 22, 2013

* By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact[1]
May 22, 2013

[1]

Powers of Attorney for Robert J. Blanding, Daniel M. Cain, John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q)(i) to PEA No. 8 to the Registration Statement filed on March 1, 2005. Power of Attorney for Cynthia L. Walker is incorporated by reference to exhibit (q)(1)(ii) to PEA No. 10 to the Registration Statement filed on April 28, 2006. Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(1)(iv) to PEA No. 13 to the Registration Statement filed on April 30, 2009. Powers of Attorney for Wendell J. Knox, Erik R. Sirri and Peter J. Smail are incorporated by reference to exhibit (q)(1)(v) and (q)(1)(vi), respectively, to PEA No. 14 to the Registration Statement filed on March 1, 2010. Power of Attorney for Charles D. Baker is incorporated by reference to exhibit (q)(1)(vii) to PEA No. 16 to the Registration Statement filed on April 30, 2011. Powers of Attorney for Edmond J. English and Martin T. Meehan are incorporated by reference to exhibit (q)(viii) to PEA No. 20 to the Registration Statement filed on April 29, 2012.

Natixis Funds Trust IV

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase